Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 120,045	$ 114,041	$ 107,597	$ 112,136	$ 106,908	$ 117,770	$ 125,185	$ 122,872	$ 126,315	$ 122,005	$ 118,069	$ 111,999	$ 107,047	$ 107,196	$ 108,365	$ 105,922	$ 108,286	$ 105,457	$ 102,941	$ 103,430	$ 100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	11,404	10,760	11,214	10,691	11,777	12,518	12,287	12,632	12,201	11,807	11,200	10,705	10,720	10,836	10,592	10,829	10,546	10,294	10,343	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 350,980	317,852	257,408	244,725	211,654	265,223	250,395	229,340	192,605	146,682	167,265	157,686	160,440	144,010	136,070	126,333	114,721	107,818	99,385	105,930	100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 120,045	114,041	107,597	112,136	106,908	117,770	125,185	122,872	126,315	122,005	118,069	111,999	107,047	107,196	108,365	105,922	108,286	105,457	102,941	103,430	100,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 234,326	216,251	186,003	183,312	164,592	195,541	193,290	181,898	165,324	138,106	146,954	138,648	137,214	128,634	124,753	118,220	112,491	107,220	100,953	105,022	100,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Account Value	$ 35,098	31,785	25,741	24,472	21,165	26,522	25,040	22,934	19,260	14,668	16,727	15,769	16,044	14,401	13,607	12,633	11,472	10,782	9,939	10,593	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	11,404	10,760	11,214	10,691	11,777	12,518	12,287	12,632	12,201	11,807	11,200	10,705	10,720	10,836	10,592	10,829	10,546	10,294	10,343	10,000
60% S&P 500 and 40% Bloomberg US Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Account Value	$ 23,433	21,625	18,600	18,331	16,459	19,554	19,329	18,190	16,532	13,811	14,695	13,865	13,721	12,863	12,475	11,822	11,249	10,722	10,095	10,502	10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 120,045	114,041	107,597	112,136	106,908	117,770	125,185	122,872	126,315	122,005	118,069	111,999	107,047	107,196	108,365	105,922	108,286	105,457	102,941	103,430	100,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	11,404	10,760	11,214	10,691	11,777	12,518	12,287	12,632	12,201	11,807	11,200	10,705	10,720	10,836	10,592	10,829	10,546	10,294	10,343	10,000
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Account Value	$ 152,106	142,290	130,782	128,520	116,358	134,581	141,418	137,360	127,671	109,932	124,087	120,624	118,881	116,865	116,444	109,833	106,025	96,175	94,521	98,783	100,000
CS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	CS Leveraged Loan Index
Account Value	$ 158,632	153,979	146,024	136,989	129,829	134,140	133,324	129,956	122,927	107,607	121,909	118,915	118,228	115,452	112,339	110,333	106,622	100,566	101,233	101,691	100,000
ICE BofAML Non-Financial Developed HY Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Non-Financial Developed HY Constrained Index
Account Value	$ 15,211	14,229	13,078	12,852	11,636	13,458	14,142	13,736	12,767	10,993	12,409	12,062	11,888	11,686	11,644	10,983	10,602	9,618	9,452	9,878	10,000
CS Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	CS Leveraged Loan Index
Account Value	$ 15,863	$ 15,398	$ 14,602	$ 13,699	$ 12,983	$ 13,414	$ 13,332	$ 12,996	$ 12,293	$ 10,761	$ 12,191	$ 11,891	$ 11,823	$ 11,545	$ 11,234	$ 11,033	$ 10,662	$ 10,057	$ 10,123	$ 10,169	$ 10,000